EMPLOYEE BENEFITS - Defined benefit pension plan - Current expenses (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current expenses of the defined benefit pension plans
Cost of current service	R$ 54,518	R$ 60,803	R$ 60,595
Interest expense	189,544	82,513	90,381
Return on plan assets	(163,148)	(59,692)	(64,128)
Past service cost	2,302	7,065	1,082
Settlement	(4,712)	3,220	(566)
Interest cost on unrecoverable surplus	16,247	20,023	21,211
Net pension cost (benefit)	R$ 94,751	R$ 113,932	R$ 108,575